Equity Attributable To Other Equity Instruments Holders (Tables)	12 Months Ended
Mar. 31, 2021
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Equity Attributable to Other Equity Instruments Holders
Equity attributable to other equity instruments holders at March 31, 2021 and 2020 consisted of the following:

	At March 31,
	2021	2020
	(In millions)
Perpetual subordinated bonds	¥648,536	¥684,476

Total equity attributable to other equity instruments holders	¥648,536	¥684,476